AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 2,741	SFr 441	SFr 523
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	33	(8)	31
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	30	79	6
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	(1)
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	332	352	322
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(121)	(106)	(83)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(153)	(134)	(110)
Income tax expense/(benefit)	32	28	27
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	358	387	369
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	444	513	472
Income tax expense/(benefit)	(86)	(126)	(103)
Credit Suisse (Gibraltar) Limited | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases		59
AJP Cayman Ltd [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases		17
Credit Suisse Monaco SAM [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases	23
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)	2,781	400	488
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	26	(16)	24
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	30	72	6
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	(1)
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	149	135	90
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0	(13)
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	61	79	74
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	68	123	98
Income tax expense/(benefit)	(7)	(44)	SFr (24)
Bank | Credit Suisse (Gibraltar) Limited | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases		59
Bank | AJP Cayman Ltd [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases		SFr 17
Bank | Credit Suisse Monaco SAM [Member] | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Net releases	SFr 23